ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Sunergy Co., Ltd. (the "Company" or "China Sunergy Cayman") was incorporated under the laws of the Cayman Islands on August 4, 2006. The Company and its subsidiaries (collectively referred to as the "Group") are principally engaged in the design, development, manufacturing and marketing of solar cells and modules in the People's Republic of China (the "PRC") and overseas markets.

As of December 31, 2013, the Company's subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.	Solar cells manufacturing	August 2, 2004	100%	PRC
("Sunergy Nanjing")
China Sunergy (Shanghai) Co., Ltd.	Solar cells manufacturing	November 1, 2007	100%	PRC
("Sunergy Shanghai")
CEEG (Shanghai) Solar Science	Modules manufacturing	November 1, 2010	100%	PRC
Technology Co., Ltd. ("SST")
CEEG (Nanjing) Renewable	Modules manufacturing	November 1, 2010	100%	PRC
Energy Co., Ltd ("NRE")
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong)	Trading	May 4, 2011	100%	Hong Kong
Co., Limited
China Sunergy (Yangzhou) Co., Ltd	Solar cell	June 30, 2011	100%	PRC
	Manufacturing and R&D
China Sunergy Luxembourg S.A	Photovoltaic project's	August 5, 2011	100%	Luxembourg
	Engineering & sales
CSUN International (Hong Kong)	100%	Hong Kong
Co., Ltd	Invest Holding	March 22, 2012
CSUN Holding (Luxembourg) s.a.r.l	Invest Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy
(France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's	July 17, 2012	100%	UK
	Engineering & sales
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
AEE Renewable UK 6 Limited	Photovoltaic Project	October 30, 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 30, 2012	100%	UK
CSUN Eurasia Energy Systems	Modules manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
CSUN Eurasia Energy Technologies	Solar cells manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
Lianyungang Yuanhui Solar Power	Photovoltaic project's	July 15, 2013	100%	PRC
	Engineering and sales

The Group established CSUN Eurasia Energy Systems Industry and Trade Inc. and CSUN Eurasia Energy Technologies Industry and Trade Inc. with 20% noncontrolling interest contributed by another Turkey entity in 2012 and began to ship solar power products in June 2013.